FAIR VALUE OF INVESTMENTS	12 Months Ended
Dec. 31, 2013
FAIR VALUE OF INVESTMENTS
FAIR VALUE OF INVESTMENTS

3.                   FAIR VALUE OF INVESTMENTS

Fair value of an investment is the amount that would be received to sell the investment in an orderly transaction between market participants at the measurement date (i.e. the exit price). All investments (including derivative financial instruments and derivative commodity instruments) are held for trading purposes.  The investments are recorded on trade date and open contracts are recorded at fair value (described below) at the measurement date. Investments denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the measurement date. Profits or losses are realized when contracts are liquidated.  Unrealized profits or losses on open contracts are included in equity in commodity trading accounts on the Statements of Financial Condition.  Any change in net unrealized profit or loss from the preceding period/year is reported in the respective Statements of Operations.

The fair value measurement guidance established by U.S. GAAP is a hierarchal disclosure framework which prioritizes and ranks the level of market price observability used in measuring investments at fair value. Market price observability is impacted by a number of factors, including the type of investment and the characteristics specific to the investment. Investments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

Investments measured and reported at fair value are classified and disclosed in one of the following categories:

Level I — Quoted prices are available in active markets for identical investments as of the reporting date. The type of investments included in Level I are publicly traded investments. As required by the fair market value measurement guidance in U.S. GAAP, the Fund does not adjust the quoted price for these investments even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.

Level II — Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of generally accepted and understood models or other valuation methodologies. Investments which are generally included in this category are investments valued using market data.

Level III — Pricing inputs are unobservable and include situations where there is little, if any, market activity for the investment. Fair value for these investments is determined using valuation methodologies that consider a range of factors, including but not limited to the nature of the investment, local market conditions, trading values on public exchanges for comparable securities, current and projected operating performance and financing transactions subsequent to the acquisition of the investment. The inputs into the determination of fair value require significant management judgment. Due to the inherent uncertainty of these estimates, these values may differ materially from the values that would have been used had a ready market for these investments existed. Investments that are included in this category generally are privately held debt and equity securities.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. MLAI’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment.

The following is a description of the valuation methodologies used for investments, as well as the general classification of such investments pursuant to the valuation hierarchy.

Exchange traded investments are fair valued by the Fund by using the reported closing price on the primary exchange where such investments are traded.  These closing prices are observed through the clearing broker and third party pricing services. For non-exchange traded investments, quoted values and other data provided by nationally recognized independent pricing sources are used as inputs into its process for determining fair values.

The independent pricing sources obtain market quotations and actual transaction prices for investments that have quoted prices in active markets. Each source has its own proprietary method for determining the fair value of investments that are not actively traded. In general, these methods involve the use of “matrix pricing” in which the independent pricing source uses observable market inputs including, but not limited to, investment yields, credit risks and spreads, benchmarking of like investments, broker-dealer quotes, reported trades and sector groupings to determine a reasonable fair market value.

The Fund has determined that Level I investments would include its futures and options contracts where it believes that quoted prices are available in an active market.

Where the Fund believes that quoted market prices are not available or that the market is not active, fair values are estimated by using quoted prices of investments with similar characteristics, pricing models or matrix pricing and these are generally classified as Level II investments. The Fund determined that Level II investments would include its forward and certain futures contracts.

The Fund’s net unrealized profit (loss) on open forward and futures contracts, by the above fair value hierarchy levels as of December 31, 2013 and 2012 are as follows:

2013	Total	Level I	Level II	Level III
Net unrealized profit (loss) on open contracts

Futures
Long	$19,937,557	$19,905,154	$32,403	$—
Short	10,352,101	10,767,146	(415,045)	—
	$30,289,658	$30,672,300	$(382,642)	$—

Forwards
Long	$927,780	$—	$927,780	$—
Short	(688,767)	—	(688,767)	—
	$239,013	$—	$239,013	$—

December 31, 2013	$30,528,671	$30,672,300	$(143,629)	$—

2012	Total	Level I	Level II	Level III
Net unrealized profit (loss) on open contracts

Futures
Long	$599,404	$1,681,353	$(1,081,949)	$—
Short	9,086,475	11,474,717	(2,388,242)	—
	$9,685,879	$13,156,070	$(3,470,191)	$—

Forwards
Long	$2,787,207	$—	$2,787,207	$—
Short	(1,636,300)	—	(1,636,300)	—
	$1,150,907	$—	$1,150,907	$—

December 31, 2012	$10,836,786	$13,156,070	$(2,319,284)	$—

The Fund’s volume of trading forwards and futures at December 31, 2013 and 2012, respectively, are representative of the activity throughout the year. There were no transfers to or from Level I or Level II during 2013 and 2012.

The Fund engages in the speculative trading of futures, options on futures and forward contracts on a wide range of commodities. Such contracts meet the definition of a derivative as noted in the ASC guidance for accounting for derivative and hedging activities. The fair value amounts of, and the net profits and losses on, derivative instruments is disclosed in the Statements of Financial Condition and Statements of Operations, respectively. There are no credit related contingent features embedded in these derivative contracts. The total notional, contract amount or number of contracts and fair values of derivative instruments by contract type/commodity sector are disclosed in Note 2, above.

The Fund presents its futures and forward contract amounts gross on the Statements of Financial Condition. The Fund maintains margin deposits and cash collateral with its futures and forward brokers, respectively, based on the greater of exchange margin or amounts determined by the respective broker. At December 31, 2013 and December 31, 2012, the initial margin deposits (cash) are used to satisfy the margin requirements to establish the futures or forward contracts and are presented on the Statements of Financial Condition included in Cash in the Equity in commodity trading accounts and the variation margin on open contracts as unrealized gain or loss on futures or forward contracts, respectively.

The following table indicates the trading profits and losses, before brokerage commissions, by type/commodity industry sector, on derivative instruments for the years ended December 31, 2013, 2012 and 2011:

	December 31, 2013	December 31, 2012	December 31, 2011
Commodity Industry Sector	Profit (loss) from trading, net	Profit (loss) from trading, net	Profit (loss) from trading, net

Agriculture	$18,252,148	$(15,604,240)	$(672,949)
Currencies	22,068,047	(28,551,422)	(1,178,520)
Energy	(19,454,292)	(23,874,054)	348,366
Interest rates	(54,443,134)	58,632,850	99,166,455
Metals	21,130,440	(23,650,501)	16,692,243
Stock indices	116,458,686	7,505,449	(19,529,459)

Total, net	$104,011,895	$(25,541,918)	$94,826,136

The Fund is subject to the risk of insolvency of a counterparty, an exchange, a clearinghouse, MLPF&S or other BAC entities.  Fund assets could be lost or impounded during lengthy bankruptcy proceedings.  Were a substantial portion of the Fund’s capital tied up in a bankruptcy or other similar types of proceedings, MLAI might suspend or limit trading, perhaps causing the Fund to miss significant profit opportunities.  There are increased risks in dealing with unregulated trading counterparties including the risk that assets may not benefit from the protection afforded to “customer funds” deposited with regulated dealers and brokers.